Submission	Aug. 02, 2024
Submission [Line Items]
Central Index Key	0001042046
Registrant Name	AMERICAN FINANCIAL GROUP INC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES